BMO Monegy High Yield Bond Fund
BMO Monegy High Yield Bond Fund
Investment Objective:
To maximize total return consistent with current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BMO Monegy High Yield Bond Fund	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BMO Monegy High Yield Bond Fund		Class Y	Class I
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses		0.60%	0.35%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.11%	0.86%
Fee Waiver and Expense Reimbursement	[2]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.91%	0.66%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class Y and 0.65% for Class I through December 31, 2013. The Adviser may not terminate this arrangement prior to December 31, 2013 unless the investment advisory agreement is terminated.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2013. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example BMO Monegy High Yield Bond Fund (USD $)	Class Y	Class I
1 Year	93	67
3 Years	333	254
5 Years	592	457
10 Years	1,334	1,042

Portfolio Turnover
The Fund incurs transaction costs, such as bid-ask spreads, when it buys and sells high yield securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period December 29, 2011 (inception date) to August 31, 2012, the Fund’s portfolio turnover rate (not annualized) was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high yield, high risk fixed income securities (also referred to as “junk bonds”) within the non-investment grade corporate bond market. The Fund’s sub-adviser seeks to generate excess returns by effectively balancing risk and reward through vigorous asset selection criteria and continuous monitoring of portfolio positions.

The Fund’s sub-adviser, Monegy, Inc. (“Monegy”), follows a disciplined investment approach that combines quantitative investment screening processes with traditional fundamental credit analysis. The portfolio is monitored to determine the risk and reward characteristics of each security, which allows the Fund to generate long term excess returns with lower levels of volatility than The BofA Merrill Lynch US High Yield Constrained Index® and The BofA Merrill Lynch US High Yield, BB-B Rated, Constrained Index®. The use of quantitative tools measures credit risk objectively and captures continuous changes in risk and return efficiently. High levels of diversification minimize the portfolio impact of principal losses stemming from unexpected default and other event risks.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

Management Risks. Monegy’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease. The Fund will also bear its proportionate share of the other investment company’s fees and expenses.
Fund Performance
Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.